Other Current Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [Abstract]
Governmental institutions	$ 8,192	$ 5,764
Deposits	7,700	6,943
Other	3,862	8,167
Other Assets, Current	$ 19,754	$ 20,874